Schedule Of operating deferred tax assets (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Sep. 30, 2024
Notes and other explanatory information [abstract]
Canadian non-capital loss carry forwards	$ 26,055	$ 41,904
Canadian capital loss carry forwards	18	69
US net operating losses	4,681	5,332
Lease liabilities	1,815	2,342
Disallowed interest carry forwards	1,952	1,780
Unclaimed research and development expenses	15,378	15,852
Non-refundable research and development credits	15,427	19,524
Share issuance cost	1,829
Other	1,192	1,121
Total	$ 68,347	$ 87,924